Expense Example {- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® Income Fund - Fidelity Freedom Income Fund - Class K	May 28, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	134
5 years	234
10 years	$ 526